Acquisitions - Acquired Intangible Assets Useful Lives (Details)	Jul. 31, 2025
Customer agreements and relationships | 3GTMS | Minimum
Acquisition
Acquired intangible assets estimated useful lives (Year)	10 years
Customer agreements and relationships | 3GTMS | Maximum
Acquisition
Acquired intangible assets estimated useful lives (Year)	13 years
Customer agreements and relationships | PackageRoute
Acquisition
Acquired intangible assets estimated useful lives (Year)	13 years
Existing technologies | 3GTMS
Acquisition
Acquired intangible assets estimated useful lives (Year)	6 years
Trade names | 3GTMS
Acquisition
Acquired intangible assets estimated useful lives (Year)	3 years